Derivative Liabilities (Details) - Schedule of fair value of the derivative warrant liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Of The Derivative Warrant Liability Abstract
Balance at beginning	$ 137	$ 0
Fair value of warrant liability to be issued to third-party upon IPO (note 9a)		62
Change in fair value	(2,822)	75
Classification to additional paid in capital	(3,319)
Balance at ending	(2,216)	$ 137
Issuance of warrants in connection with the IPO	$ 8,220